INCOME AND MINING TAXES - Reconciliation of deferred income and mining tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred income and mining tax liabilities
Deferred income and mining tax liabilities - beginning of year	$ 796,708	$ 827,341
Income and mining tax impact recognized in net income	152,006	(30,671)
Income tax impact recognized in other comprehensive income (loss) and equity	(572)	38
Deferred income and mining tax liabilities - end of year	$ 948,142	$ 796,708